Employee Benefits - Summary of Fair Value of Plan Assets (Parenthetical) (Detail) $ in Millions	Dec. 08, 2022 CAD ($)
Annuity Buy In Insurance [Member]
Disclosure of fair value of plan assets [line items]
Net defined benefit liability (asset)	$ 155.1